Consolidated Statements of Operations and Comprehensive Loss ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues		¥ 781,216	$ 109,052	¥ 963,212	¥ 114,440
Operating costs and expenses:
Total operating costs		(397,359)	(55,469)	(568,278)	(20,285)
Selling expenses		(77,120)	(10,764)	(76,733)	(60,560)
General and administrative expenses		(556,780)	(77,724)	(355,252)	(92,399)
Total operating costs and expenses		(1,031,259)	(143,957)	(1,000,263)	(173,244)
Impairment loss		(441,298)	(61,603)	(426,410)
Loss from operations		(691,341)	(96,508)	(463,461)	(58,804)
Other income (loss), net:
Gain on disposal of subsidiaries		897,398	125,272
Net loss from fair value change		(279)	(39)	(73,761)
Derecognition of a contingent consideration		(22,267)	(3,108)
Investment income related to the realized gain on available-for-sale investments		27,502	3,839	22,016	13,561
Interest income, net		28,297	3,950	16,251	8,591
Others, net		(591,676)	(82,595)	(2,149)	1,660
Loss before income taxes and share of loss of affiliates		(352,366)	(49,189)	(501,104)	(34,992)
Income tax benefit (expense)		19,642	2,742	(13,526)	(8,585)
Share of loss of affiliates		(3,834)	(535)	(1,218)
Net loss from continuing operations		(336,558)	(46,982)	(515,848)	(43,577)
Net Income (loss) from discontinued operations, net of tax		(122,344)	(17,078)	3,777
Net loss		(458,902)	(64,060)	(512,071)	(43,577)
Foreign currency translation adjustments		(1,536)	(214)	583	560
Unrealized net loss on available-for-sale investments		(2,178)	(304)	(3,043)
Disposal of subsidiaries		(5)	(1)
Less: net loss attributable to the noncontrolling interests
Continuing operations		(172,676)	(24,105)	(224,476)
Discontinued operations		(90,263)	(12,598)	2,075
Net loss attributable to owners of the Company		(195,963)	(27,357)	(289,670)	(43,577)
Continuing operations		(163,882)	(22,877)	(291,372)	(43,577)
Discontinued operations		(32,081)	(4,480)	1,702
Accretion of redeemable ordinary shares		(2,141)	(297)	(826)
Net loss attributable to ordinary shareholders of the Company		¥ (198,104)	$ (27,654)	¥ (290,496)	¥ (43,577)
Net loss per share attributable to ordinary shareholders of the Company- Basic *:
Continuing operations (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (21.817)	$ (3.046)	¥ (112.982)	¥ (43.35)
Discontinued operations (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	(4.216)	(0.588)	0.658
Total basic (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	(26.033)	(3.634)	(112.324)	(43.35)
Net loss per share attributable to ordinary shareholders of the Company- Diluted *:
Continuing operations (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	(21.645)	(3.022)	(114.205)	(43.35)
Discontinued operations (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	(4.216)	(0.588)	0.658
Total diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (25.861)	$ (3.61)	¥ (113.547)	¥ (43.35)
Basic: (in Shares)	[1]	7,609,798	7,609,798	2,586,237	1,005,244
Diluted: (in Shares)	[1]	7,609,798	7,609,798	2,586,237	1,005,244
Net loss		¥ (458,902)	$ (64,060)	¥ (512,071)	¥ (43,577)
Foreign currency translation adjustments		(1,536)	(214)	583	560
Unrealized net loss on available-for-sale investments		(2,178)	(304)	(3,043)
Disposal of subsidiaries		(5)	(1)
Total comprehensive loss		(462,621)	(64,579)	(514,531)	(43,017)
Less: Comprehensive loss attributable to the noncontrolling interests		(262,939)	(36,703)	(222,401)
Comprehensive loss attributable to ordinary shareholders the Company		(199,682)	(27,876)	(292,130)	(43,017)
Agency
Net revenues:
Total net revenues		727,538	101,560	900,246
Operating costs and expenses:
Total operating costs		(391,102)	(54,596)	(551,247)
Life insurance business
Net revenues:
Total net revenues		625,099	87,260	827,803
Operating costs and expenses:
Total operating costs		(314,639)	(43,922)	(504,866)
Non-life insurance business
Net revenues:
Total net revenues		102,439	14,300	72,443
Operating costs and expenses:
Total operating costs		(76,463)	(10,674)	(46,381)
Wealth management and others
Net revenues:
Total net revenues		53,678	7,492	62,966	114,440
Operating costs and expenses:
Total operating costs		¥ (6,257)	$ (873)	¥ (17,031)	¥ (20,285)

[1]	Giving retroactive effect to the 1-for-90 reverse share split effected on June 23, 2025